Note 8 - Convertible Debt (PIK Notes) - Convertible Debt PIK Notes (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 03, 2014
Less: Discount	$ (6,941,703)	$ (9,755,832)	$ (15,143,123)
Series 2023 Notes [Member]
Derivative Liability				$ 2,055,000
Series A Notes [Member]
Derivative Liability				9,212,285
Payment in Kind (PIK) Note [Member]
PIK Note Payable, Gross	43,367,095	43,000,437	38,196,966
Less: Discount	(6,941,703)	(9,240,138)	(15,143,123)
Less: Deferred Financing Cost	(470,192)	(515,694)	(13,750)
PIK Note Payable, Net		33,244,605	23,040,093
Derivative Liability	8,748,518	2,047,264	2,176,552
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member]
PIK Note Payable, Gross	16,152,402	16,090,721	14,071,008
Less: Discount	(1,453,542)	(1,538,299)	(1,721,898)
Less: Deferred Financing Cost	(201,756)	(221,280)	(5,064)
PIK Note Payable, Net	14,497,104	16,090,721	12,344,046
Derivative Liability	748,417	163,634	142,909
Payment in Kind (PIK) Note [Member] | Series A Notes [Member]
PIK Note Payable, Gross	27,214,693	26,909,721	24,125,958
Less: Discount	(5,488,161)	(7,701,839)	(13,421,225)	$ (16,560,771)
Less: Deferred Financing Cost	(268,436)	(294,414)	(8,686)
PIK Note Payable, Net	21,458,096	26,909,721	10,696,047
Derivative Liability	$ 8,000,101	$ 1,883,630	$ 2,033,643